OTHER FINANCIAL INFORMATION - Prepaid Expense and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Clinical drug substance and product manufacturing	$ 1,998	$ 9,888
Clinical trials	3,544	5,409
Licenses	816	728
Outside research and development services	642	265
Other	382	366
Prepaid expense and other current assets	$ 7,382	$ 16,656